Loans - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net losses on sales of loans	¥ 3,080	¥ 8,172	¥ 1,036
Accrued Income Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrued interest receivables	80,959	77,764
Impaired Financing Receivables with No Related Allowance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans partially charged off	¥ 13,046	¥ 20,197